Segment Information - Schedule of Net Sales by Revenue Stream, Gross Margin, and Operating Expenses (Details) - CODM [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Sales by Product Category and Revenue Stream [Line Items]
Net sales		$ 1,444,468	$ 1,235,576	$ 1,496,963
Gross profit		168,462	131,488	167,557
Salary and compensation		65,320	62,064	88,108
Credit card fees		34,429	28,045	35,324
Marketing expense		13,042	13,950	12,674
Professional fees		7,439	7,719	11,525
Other operating expenses	[1]	28,530	33,302	43,909
Total operating expenses		148,760	145,080	191,540
Depreciation and amortization		7,590	10,704	13,441
Stock based compensation		21,659	27,255	33,660
Other income	[2]	(4,666)	(8,223)	(12,094)
Net loss		(4,881)	(43,328)	(58,990)
Direct sales revenues [Member]
Schedule of Net Sales by Product Category and Revenue Stream [Line Items]
Net sales	[3]	1,394,804	1,123,489	1,396,624
Marketplace revenues [Member]
Schedule of Net Sales by Product Category and Revenue Stream [Line Items]
Net sales	[4]	28,611	25,205	32,330
Services revenues [Member]
Schedule of Net Sales by Product Category and Revenue Stream [Line Items]
Net sales	[5]	$ 21,053	$ 86,882	$ 68,009

[1]	Consists primarily of warehouse rent, warehouse supplies, software support & subscription, small equipment expenses, and bad debt expenses.
[2]	Consists primarily of other non-operating related income, provision for income taxes, gain from sales of investment, interest income/expense, and impairment of equity method investment.
[3]	Includes all first-party product sales where the Company owns and sells its own inventories within its websites and third-party marketplace platforms.
[4]	Includes all the commission revenues earned from sales made by sellers on its websites.
[5]	Includes all revenue recognized from providing services to customers, including third-party logistics services, advertising services, and all other third-party seller services.